Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ (3,821)	$ 14,975	$ 19,953
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	28,516	28,217	28,430
Amortization of film and television costs	8,603	9,587	3,772
Undistributed earnings from investments in equity affiliates	38	295	292
Provision for uncollectible accounts	1,972	2,575	1,791
Deferred income tax expense	1,675	1,806	4,931
Net (gain) loss on investments, net of impairments	(742)	(1,218)	(739)
Pension and postretirement benefit expense (credit)	(2,992)	(2,002)	(1,148)
Actuarial (gain) loss on pension and postretirement benefits	4,169	5,171	(3,412)
Asset impairments and abandonments	18,880	1,458	46
Changes in operating assets and liabilities:
Receivables	2,216	2,812	(1,580)
Other current assets, inventories and theatrical film and television production costs	(13,070)	(12,852)	(6,442)
Accounts payable and other accrued liabilities	(1,410)	(1,524)	1,602
Equipment installment receivables and related sales	(1,429)	548	(490)
Deferred customer contract acquisition and fulfillment costs	376	(910)	(3,458)
Postretirement claims and contributions	(985)	(1,008)	(936)
Other - net	1,134	738	990
Total adjustments	46,951	33,693	23,649
Net Cash Provided by Operating Activities	43,130	48,668	43,602
Investing Activities
Capital expenditures, including $(123), $(200) and $(493) of interest during construction	(15,675)	(19,635)	(21,251)
Acquisitions, net of cash acquired	(1,851)	(1,809)	(43,309)
Dispositions	3,641	4,684	2,148
(Purchases), sales and settlement of securities and investments, net	497	435	(183)
Advances to and investments in equity affiliates, net	(160)	(365)	(1,050)
Cash collections of deferred purchase price	0	0	500
Net Cash Used in Investing Activities	(13,548)	(16,690)	(63,145)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(17)	(276)	(821)
Issuance of other short-term borrowings	9,440	4,012	4,898
Repayment of other short-term borrowings	(9,467)	(6,904)	(2,098)
Issuance of long-term debt	31,988	17,039	41,875
Repayment of long-term debt	(39,964)	(27,592)	(52,643)
Payment of vendor financing	(2,966)	(3,050)	(560)
Issuance of preferred stock	3,869	1,164	0
Purchase of treasury stock	(5,498)	(2,417)	(609)
Issuance of treasury stock	105	631	745
Issuance of preferred interests in subsidiaries	1,979	7,876	0
Redemption of preferred interest in subsidiary	(1,950)	0	0
Dividends paid	(14,956)	(14,888)	(13,410)
Other - net	(4,570)	(678)	(3,366)
Net Cash Used in Financing Activities	(32,007)	(25,083)	(25,989)
Net (decrease) increase in cash and cash equivalents and restricted cash	(2,425)	6,895	(45,532)
Cash and cash equivalents and restricted cash beginning of year	12,295	5,400	50,932
Cash and Cash Equivalents and Restricted Cash End of Year	$ 9,870	$ 12,295	$ 5,400